FAIR VALUE MEASUREMENTS OF ASSETS AND LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2023
Fair value measurements of assets and liabilities [Abstract]
Disclosure of fair value measurement of assets and liabilities
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

(in millions)		Quoted Prices Identical Assets/ Liabilities	Significant Other Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2022
Assets:
Cash equivalents(1)	$961	$961	$—	$—

Equity instruments(2)	$15	$—	$—	$15

Derivatives(3)	$177	$—	$177	$—

Marketable securities	$994	$994	$—	$—

Liabilities:
Derivatives(3)	$66	$—	$66	$—

March 31, 2023
Assets:
Cash equivalents(1)	$1,408	$1,408	$—	$—

Equity instruments(2)	$15	$—	$—	$15

Derivatives(3)	$166	$—	$166	$—

Marketable securities	$976	$976	$—	$—

Liabilities:
Derivatives(3)	$33	$—	$33	$—
(1) Included in cash and cash equivalents on the Company’s interim condensed consolidated statements of financial position.
(2) Included in current and non-current receivables, prepayments and other assets on the Company’s interim condensed consolidated statements of financial position.
(3) Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedge. Included in other current and non-current financial assets on the Company’s interim condensed consolidated statements of financial position.
Disclosure of financial assets
The carrying amounts and fair values of the Company’s financial instruments not recorded at fair value on a recurring basis are presented in the following table:

(in millions)	March 31, 2023		December 31, 2022
Financial Liabilities	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	2,515	2,312	2,511	2,414
Total	$2,515	$2,312	$2,511	$2,414